EQUITY ACCOUNTED INVESTMENTS (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Interests In Other Entities [Abstract]
Balance at beginning of period			$ 222	$ 251	$ 251
Dispositions			0		(17)
Share of net income (loss)	$ 2	$ 2	3	$ 0	4
Distributions received			(10)		(23)
Foreign currency translation			(7)		7
Balance at end of period	$ 208		$ 208		$ 222